Equity and Share-Based Payments (Details) - Schedule of Options Were Granted	6 Months Ended
Jun. 30, 2023 shares
Incentive equity plan [Member]
Equity and Share-Based Payments (Details) - Schedule of Options Were Granted [Line Items]
Number	335,456
Grant date	01/01/2023
Expiry date	01/01/2033
Incentive Equity Plan – Executive Directors [Member]
Equity and Share-Based Payments (Details) - Schedule of Options Were Granted [Line Items]
Number	786,668
Grant date	01/01/2023
Expiry date	01/01/2033
Incentive Equity Plan [Member]
Equity and Share-Based Payments (Details) - Schedule of Options Were Granted [Line Items]
Number	112,150
Grant date	01/04/2023
Expiry date	01/04/2033